CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Revenue	$ 54,625	$ 48,500
Operating expenses:
Selling, general and administrative expenses	2,402,766	(465,226)
Research and development	1,195,418	0
Depreciation and amortization	844,529	115,968
Total operating expenses	4,442,713	(349,258)
Loss from operations	(4,388,088)	397,758
Other Income (Expense)
Gain (loss) on investments	351,624	(706,911)
Interest expense	(324,724)	(144,829)
Interest income	356,861	155,473
Change in fair value of derivative instruments	3,065,000	7,487,249
Impairment of investments and intangible assets	(4,476,889)	0
Other income (expense)	(1,130,807)	999,491
Total other income (expense), net	(2,158,935)	7,790,473
Net income (loss)	(6,547,023)	8,188,231
Net income (loss) attributable to noncontrolling interest	(168,468)	0
Net income (loss) available to Comstock Mining Inc,	$ (6,378,555)	$ 8,188,231
Weighted average common shares outstanding, basic (in shares)	67,351,776	37,740,011
Weighted average common shares outstanding, diluted (in shares)	67,351,776	37,814,652
Earnings per Share - Basic:
Net income (loss) per share (in dollars per share)	$ (0.09)	$ 0.22
Earnings per Share - Diluted:
Net income (loss) per share (in dollars per share)	$ (0.09)	$ 0.22